UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23425

CIM Real Assets & Credit Fund

(Exact Name of Registrant as Specified in Charter)

__________________________________________________________________________

4700 Wilshire Boulevard

Los Angeles, California 90010

(323) 860-7421

(Address and Telephone Number, Including Area Code, of Principal Executive Offices)

David Thompson

4700 Wilshire Boulevard

Los Angeles, California 90010

(323) 860-7421

(Name and Address of Agent for Service)

__________________________________________________________________________

Copies to:

Cynthia M. Krus, Esq.

Cynthia R. Beyea, Esq.

Eversheds Sutherland (US) LLP

700 Sixth Street NW Suite 700

Washington, DC 20001

(202) 383-0100

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record

There is no proxy voting activity for the fund, as there was no voting solicitation with respect to investments held by the fund during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CIM Real Assets & Credit Fund

By:	/s/ David Thompson
David Thompson
Chief Executive Officer and Trustee (Principal Executive Officer)

Date:	August 20, 2021